Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 16,319	$ 14,247	$ 13,173
Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	12,158	13,050
Bad debt provision	13,604	11,353
Write-offs	(14,517)	(13,413)
Other/Contractual adjustments	1,495	1,168
Ending Balance	12,740	12,158	13,050
Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	3,799	4,814
Bad debt provision	1,793	286
Write-offs	(3,382)	(1,863)
Other/Contractual adjustments	752	562
Ending Balance	2,962	3,799	4,814
Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	5,999	5,899
Bad debt provision	7,209	8,096
Write-offs	(6,595)	(8,089)
Other/Contractual adjustments	65	93
Ending Balance	6,678	5,999	5,899
Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,874	2,037
Bad debt provision	3,938	2,969
Write-offs	(4,331)	(2,819)
Other/Contractual adjustments	791	687
Ending Balance	3,272	2,874	2,037
Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	(514)	300
Bad debt provision	664	2
Write-offs	(209)	(642)
Other/Contractual adjustments	(113)	(174)
Ending Balance	$ (172)	$ (514)	$ 300